Principal Activities Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Restricted cash deposited in an escrow account	$ 8,991
Cash equivalents original maturity period to be considered as highly liquid	3 months
Operating lease, carrying amount of land and buildings	1,663	1,677	1,949
Operating lease, rental income	73	74	74
Operating lease, minimum rental income to be received through September 2016	124
Advertising expenses	888	676	3,200
Prepaid advertising	12	1
Capitalized software development cost
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	3 years
Property Available for Operating Lease
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Operating lease, carrying amount of land and buildings	1,100	1,200
Performance Bonds
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Restricted cash deposited in an escrow account	$ 1,500
Minimum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	6 months
Maximum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	9 years
Prepaid Licensing and Royalty Fees | Minimum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	2 years
Prepaid Licensing and Royalty Fees | Maximum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	5 years